Cover	Jul. 08, 2022
Cover [Abstract]
Entity Registrant Name	Creative Medical Technology Holdings, Inc.
Entity Central Index Key	0001187953
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 08, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0622284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-53500
Entity Address Address Line 1	211 E Osborn Road
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85012
City Area Code	480
Local Phone Number	399-2822
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CELZ
Security Exchange Name	NASDAQ